Exhibit 1

Greystone Commercial Real Estate Notes 2017-FL1, Ltd.

Report To:
Greystone Commercial Real Estate Notes 2017-FL1, Ltd.
Greystone Commercial Real Estate Notes 2017-FL1, LLC
Greystone & Co., Inc.
Greystone Bridge Holdings, Inc.
J.P. Morgan Securities LLC
Wells Fargo Securities, LLC

21 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Greystone Commercial Real Estate Notes 2017-FL1, Ltd. Greystone Commercial Real Estate Notes 2017-FL1, LLC Greystone & Co., Inc. Greystone Bridge Holdings, Inc. 152 West 57th Street, 60th Floor
New York, NY 10019

J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179
Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re: Greystone Commercial Real Estate Notes 2017-FL1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Greystone Commercial Real Estate Notes 2017-FL1, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the classes of the notes (the “Notes”).  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Greystone & Co., Inc. (“Greystone”), on behalf of the Issuer, provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the Mortgaged Properties (as defined in Attachment A),

c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Greystone, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Greystone, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

e.
A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Greystone, on behalf of the Issuer, instructed us to perform no procedures,

f.	A draft of the preliminary offering memorandum for the Greystone Commercial Real Estate Notes 2017-FL1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Greystone, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Greystone, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 February 2017

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, Greystone, on behalf of the Issuer, indicated that:
a.	The assets of the Issuer will primarily consist of commercial mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage on a multifamily property (the “Mortgaged Properties”) and
b.
With respect to one of the Mortgage Loans, there exists an unfunded pari passu participation interest (the “Future Funding Participation,” together with the related Mortgage Loan, the “Clark Place Whole Loan”) which will not be an asset of the Issuer, and which evidences the amount of certain future advances which may be made subsequent to the closing date of the Clark Place Whole Loan.

For the purpose of the procedures described in this report, the Clark Place Whole Loan, together with the other Mortgage Loans, are hereinafter referred to as the “Whole Loans.”

Greystone, on behalf of the Issuer, informed us that as of 1 February 2017 (the “Cut-off Date”), the outstanding balance of the Future Funding Participation is $0.  For the avoidance of doubt:
a.	All references and recalculations related to the Mortgage Loans that are described in this report are based on the Mortgage Loans and do not include the Future Funding Participation and
b.
All references and recalculations related to the Whole Loans that are described in this report are based on the Mortgage Loans and Future Funding Participation, assuming the full value of the Future Funding Participation is funded.

Procedures performed and our associated findings

1.	We obtained from Greystone, on behalf of the Issuer:
a.
An electronic data file (the “Preliminary Data File”) that Greystone, on behalf of the Issuer, indicated contains information on the Mortgaged Properties, Mortgage Loans and Whole Loans as of the Cut‑off Date and

b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgaged Property, Mortgage Loan and Whole Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 1 to Attachment A that were provided by Greystone, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 1.

Attachment A Page 2 of 14

1. (continued)

The Source Document(s) that we were instructed by Greystone, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Greystone, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by Greystone, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Greystone.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the performance of the procedures described in Items 1. and 2. above, Greystone, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that Greystone, on behalf of the Issuer, indicated contains information on the Mortgaged Properties, Mortgage Loans and Whole Loans as of the Cut‑off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.
Using the “Principal / Loan Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Loan Sponsor” (each, a “Related Borrower”).  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

6.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date,
c.	Current Maturity Date and
d.	Fully Extended Maturity Date
of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Initial Term (Excluding Extensions),
ii.	Current Term (Including Exercised Extension Options) and
iii.	Fully Extended Term
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Current Term (Including Exercised Extension Options) and
c.	Fully Extended Term
of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Remaining Term to Current Maturity Date and
ii.	Remaining Term to Fully Extended Maturity Date
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.
With respect to each Mortgage Loan on the Final Data File, the “Amortization Type (During Initial Term and Extended Term)” characteristic is “Interest Only,” and Greystone, on behalf of the Issuer, indicated that the Future Funding Participation, once funded, will be interest-only for its entire term, including during any extension period options exercised in connection with the related Clark Place Whole Loan.  Based on this information, Greystone, on behalf of the Issuer, instructed us to use:

a.	The “Committed Whole Loan Original Balance” of each Whole Loan, as shown on the Final Data File, for the:
i.	Principal balance of each Whole Loan as of the Cut-off Date (the “Committed Whole Loan Cut-off Date Balance”) and
ii.	Principal balance of each Whole Loan as of the “Current Maturity Date” of each Whole Loan (the “Committed Whole Loan Current Maturity Date Balance”) and
b.	The “Trust Asset Original Balance” of each Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan as of the Cut-off Date (the “Trust Asset Cut-off Date Balance”) and
ii.	Principal balance of each Mortgage Loan as of the “Current Maturity Date” of each Mortgage Loan (the “Trust Asset Current Maturity Date Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 14

9.	Using the:
a.	Trust Asset Original Balance,
b.	Committed Whole Loan Original Balance,
c.	Trust Asset Margin,
d.	Committed Whole Loan Margin,
e.	LIBOR Floor,
f.	LIBOR Cap and
g.	Interest Accrual Basis
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 0.7500% that was provided by Greystone, on behalf of the Issuer, and the calculation methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 9., we recalculated the:
i.	Trust Asset Annual Debt Service and
ii.	Committed Whole Loan Annual Debt Service
of each Mortgage Loan and Whole Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to recalculate the “Trust Asset Annual Debt Service” of each Mortgage Loan as the product of:
i.	The “Trust Asset Original Balance,” as shown on the Final Data File,
ii.	The sum of:
(a)	The “Trust Asset Margin,” as shown on the Final Data File, and
(b)	The greater of:
1.	The “LIBOR Floor,” as shown on the Final Data File, and
2.	The lesser of:
a.	The LIBOR assumption of 0.7500% that was provided by Greystone, on behalf of the Issuer and
b.	The “LIBOR Cap,” as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to recalculate the “Committed Whole Loan Annual Debt Service” of each Whole Loan as the product of:
i.	The “Committed Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The sum of:
(a)	The “Committed Whole Loan Margin,” as shown on the Final Data File, and
(b)	The greater of:
1.	The “LIBOR Floor,” as shown on the Final Data File, and
2.	The lesser of:
a.	The LIBOR assumption of 0.7500% that was provided by Greystone, on behalf of the Issuer and
b.	The “LIBOR Cap,” as shown on the Final Data File and
iii.	365/360.

Attachment A Page 5 of 14

10.
Using the “Trust Asset Cut-off Date Balance” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “% of Initial Pool Balance” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Units,
b.	Trust Asset Cut-off Date Balance and
c.	Committed Whole Loan Cut-off Date Balance
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Trust Asset Loan Per Unit and
ii.	Committed Whole Loan Loan Per Unit
characteristics of each Mortgage Loan and Whole Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans on the Final Data File with the “Loan Cross Portfolio Name” characteristic as “East Texas” (the “Crossed Loan Group”), Greystone, on behalf of the Issuer, instructed us to recalculate the “Trust Asset Loan Per Unit” and “Committed Whole Loan Loan Per Unit” characteristics on an aggregate basis for all Mortgage Loans and Whole Loans in the Crossed Loan Group, as applicable.

12.	Using the:
a.	As-is Appraised Value ($),
b.	Trust Asset Cut-off Date Balance,
c.	Committed Whole Loan Cut-off Date Balance and
d.	Upfront CapEx Escrow
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Cut-off Date Trust Asset As-Is LTV,
ii.	Cut-off Date Committed Whole Loan As-Is LTV,
iii.	Cut-off Date Trust Asset Adjusted As-Is LTV and
iv.	Cut-off Date Committed Whole Loan Adjusted As-Is LTV
of each Mortgage Loan and Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to:
a.
Use the difference between the “Trust Asset Cut-off Date Balance” and the “Upfront CapEx Escrow” as the numerator for the purpose of recalculating the “Cut-off Date Trust Asset Adjusted As-Is LTV” of each Mortgage Loan,

b.
Use the difference between the “Committed Whole Loan Cut-off Date Balance” and the “Upfront CapEx Escrow” as the numerator for the purpose of recalculating the “Cut-off Date Committed Whole Loan Adjusted As-Is LTV” of each Whole Loan and

c.
Round the “Cut‑off Date Trust Asset As-Is LTV,” ”Cut-off Date Committed Whole Loan As-Is LTV”, ”Cut-off Date Trust Asset Adjusted As-Is LTV” and “Cut-off Date Committed Whole Loan Adjusted As-Is LTV” characteristics to the nearest 1/10th of one percent.

12. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 12.

Attachment A Page 6 of 14

For the Crossed Loan Group, Greystone, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Trust Asset As-Is LTV,” “Cut‑off Date Committed Whole Loan As-Is LTV,” “Cut-off Date Trust Asset Adjusted As-Is LTV” and “Cut-off Date Committed Whole Loan Adjusted As-Is LTV” on an aggregate basis for all Mortgage Loans and Whole Loans in the Crossed Loan Group, as applicable.

13.
For each Mortgage Loan on the Final Data File which has the “Stabilized Appraisal Value ($)” characteristic as “NA” (the “As-Is Appraisal Mortgage Loans”), Greystone, on behalf of the Issuer, instructed us to:

a.	Use the “Cut-off Date Trust Asset Adjusted As-Is LTV” for the “Maturity Trust Asset As‑Stabilized LTV” characteristic and
b.	Use the “Cut-off Date Committed Whole Loan Adjusted As-Is LTV” for the “Maturity Committed Whole Loan As-Stabilized LTV” characteristic, both as shown on the Final Data File.

For each Mortgage Loan that is not an As-Is Appraisal Mortgage Loan, we recalculated the “Maturity Trust Asset As-Stabilized LTV” and “Maturity Committed Whole Loan As‑Stabilized LTV” of each Mortgage Loan and Whole Loan, respectively, using the:
a.	Stabilized Appraised Value ($),
b.	Trust Asset Current Maturity Date Balance and
c.	Committed Whole Loan Current Maturity Date Balance
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to round the “Maturity Trust Asset As-Stabilized LTV” and “Maturity Committed Whole Loan As‑Stabilized LTV” to the nearest 1/10th of one percent.

For the Crossed Loan Group, Greystone, on behalf of the Issuer, instructed us to recalculate the “Maturity Trust Asset As-Stabilized LTV” and “Maturity Committed Whole Loan As‑Stabilized LTV” on an aggregate basis for all Mortgage Loans and Whole Loans in the Crossed Loan Group, as applicable.

Attachment A Page 7 of 14

14.	Using the:
a.	Trust Asset Annual Debt Service,
b.	Committed Whole Loan Annual Debt Service,
c.	Most Recent NOI,
d.	Most Recent NCF,
e.	Underwritten NOI ($),
f.	Underwritten Net Cash Flow ($),
g.	Initial Debt Service Escrow,
h.	Current Debt Service Escrow Balance,
i.	Underwritten Stabilized NOI ($),
j.	Underwritten Stabilized Net Cash Flow ($),
k.	Trust Asset Cut-off Date Balance and
l.	Committed Whole Loan Cut-off Date Balance
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 14., we recalculated the:
i.	Trust Asset U/W NOI DSCR,
ii.	Trust Asset U/W NCF DSCR,
iii.	Committed Whole Loan U/W NOI DSCR,
iv.	Committed Whole Loan U/W NCF DSCR,
v.	Trust Asset U/W Stabilized NOI DSCR,
vi.	Trust Asset U/W Stabilized NCF DSCR,
vii.	Committed Whole Loan U/W Stabilized NOI DSCR,
viii.	Committed Whole Loan U/W Stabilized NCF DSCR,
ix.	Trust Asset Most Recent NOI DSCR,
x.	Trust Asset Most Recent NCF DSCR,
xi.	Trust Asset U/W NOI DY,
xii.	Trust Asset U/W NCF DY,
xiii.	Committed Whole Loan U/W NOI DY,
xiv.	Committed Whole Loan U/W NCF DY,
xv.	Trust Asset U/W Stabilized NOI DY,
xvi.	Trust Asset U/W Stabilized NCF DY,
xvii.	Committed Whole Loan U/W Stabilized NOI DY,
xviii.	Committed Whole Loan U/W Stabilized NCF DY,
xix.	Trust Asset Most Recent NOI DY and
xx.	Trust Asset Most Recent NCF DY
of each Mortgage Loan and Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 14

14. (continued)

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to:
a.	Use the sum of:
i.	The “Initial Debt Service Escrow” and
ii.	The “Underwritten NOI ($)” or “Underwritten Net Cash Flow ($),” as applicable, all as shown on the Final Data File, as the numerator for the purpose of recalculating the:
(a)	Trust Asset U/W NOI DSCR,
(b)	Trust Asset U/W NCF DSCR,
(c)	Committed Whole Loan U/W NOI DSCR and
(d)	Committed Whole Loan U/W NCF DSCR
of each Mortgage Loan and Whole Loan, as applicable,
b.	Use the sum of:
i.	The “Current Debt Service Escrow Balance” and
ii.	The “Most Recent NOI” or “Most Recent NCF,” as applicable,
all as shown on the Final Data File, as the numerator for the purpose of recalculating the:
(a)	Trust Asset Most Recent NOI DSCR and
(b)	Trust Asset Most Recent NCF DSCR
of each Mortgage Loan,
c.	Round the:
i.	Trust Asset U/W NOI DSCR,
ii.	Trust Asset U/W NCF DSCR,
iii.	Committed Whole Loan U/W NOI DSCR,
iv.	Committed Whole Loan U/W NCF DSCR,
v.	Trust Asset U/W Stabilized NOI DSCR,
vi.	Trust Asset U/W Stabilized NCF DSCR,
vii.	Committed Whole Loan U/W Stabilized NOI DSCR,
viii.	Committed Whole Loan U/W Stabilized NCF DSCR,
ix.	Trust Asset Most Recent NOI DSCR and
x.	Trust Asset Most Recent NCF DSCR
characteristics to two decimal places and
d.	Round the:
i.	Trust Asset U/W NOI DY,
ii.	Trust Asset U/W NCF DY,
iii.	Committed Whole Loan U/W NOI DY,
iv.	Committed Whole Loan U/W NCF DY,
v.	Trust Asset U/W Stabilized NOI DY,
vi.	Trust Asset U/W Stabilized NCF DY,
vii.	Committed Whole Loan U/W Stabilized NOI DY,
viii.	Committed Whole Loan U/W Stabilized NCF DY,
ix.	Trust Asset Most Recent NOI DY and
x.	Trust Asset Most Recent NCF DY
characteristics to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 14.

Attachment A Page 9 of 14

14. (continued)

For the Crossed Loan Group, Greystone, on behalf of the Issuer, instructed us to recalculate the:
a.	Trust Asset U/W NOI DSCR,
b.	Trust Asset U/W NCF DSCR,
c.	Committed Whole Loan U/W NOI DSCR,
d.	Committed Whole Loan U/W NCF DSCR,
e.	Trust Asset U/W Stabilized NOI DSCR,
f.	Trust Asset U/W Stabilized NCF DSCR,
g.	Committed Whole Loan U/W Stabilized NOI DSCR,
h.	Committed Whole Loan U/W Stabilized NCF DSCR,
i.	Trust Asset Most Recent NOI DSCR,
j.	Trust Asset Most Recent NCF DSCR,
k.	Trust Asset U/W NOI DY,
l.	Trust Asset U/W NCF DY,
m.	Committed Whole Loan U/W NOI DY,
n.	Committed Whole Loan U/W NCF DY,
o.	Trust Asset U/W Stabilized NOI DY,
p.	Trust Asset U/W Stabilized NCF DY,
q.	Committed Whole Loan U/W Stabilized NOI DY,
r.	Committed Whole Loan U/W Stabilized NCF DY,
s.	Trust Asset Most Recent NOI DY and
t.	Trust Asset Most Recent NCF DY
characteristics on an aggregate basis for all Mortgage Loans and Whole Loans in the Crossed Loan Group, as applicable.

15.	Using the:
a.	Servicing Fee % and
b.	Trustee Fee %
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Administrative Fee Rate %” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Trust Asset Margin and
b.	Administrative Fee Rate %
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Trust Asset Margin %” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 14

17.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 17., we recalculated the “Total/Weighted Average” information, as shown on the Final Data File, for the:
i.	Units,
ii.	Most Recent Occupancy,
iii.	Trust Asset Cut-off Date Balance,
iv.	% of Initial Pool Balance,
v.	Committed Whole Loan Margin,
vi.	Trust Asset Margin,
vii.	Committed Whole Loan Annual Debt Service,
viii.	Trust Asset Annual Debt Service,
ix.	Administrative Fee Rate %,
x.	Net Trust Asset Margin %,
xi.	Trust Asset Original Balance,
xii.	Committed Whole Loan Original Balance,
xiii.	Committed Whole Loan Cut-off Date Balance,
xiv.	Trust Asset Current Maturity Date Balance,
xv.	Committed Whole Loan Current Maturity Date Balance,
xvi.	Trust Asset Loan Per Unit,
xvii.	Committed Whole Loan Loan Per Unit,
xviii.	Initial Term (Excluding Extensions),
xix.	Current Term (Including Exercised Extension Options),
xx.	Fully Extended Term,
xxi.	Remaining Term to Current Maturity Date,
xxii.	Remaining Term to Fully Extended Maturity Date,
xxiii.	Seasoning,
xxiv.	Cut-off Date Trust Asset As-Is LTV,
xxv.	Cut-off Date Trust Asset Adjusted As-Is LTV,
xxvi.	Cut-off Date Committed Whole Loan As-Is LTV,
xxvii.	Cut-off Date Committed Whole Loan Adjusted As-Is LTV,
xxviii.	Maturity Trust Asset As-Stabilized LTV,
xxix.	Maturity Committed Whole Loan As-Stabilized LTV,
xxx.	Trust Asset U/W NOI DSCR,
xxxi.	Trust Asset U/W NCF DSCR,
xxxii.	Trust Asset U/W Stabilized NOI DSCR,
xxxiii.	Trust Asset U/W Stabilized NCF DSCR,
xxxiv.	Committed Whole Loan U/W NOI DSCR,
xxxv.	Committed Whole Loan U/W NCF DSCR,
xxxvi.	Committed Whole Loan U/W Stabilized NOI DSCR,
xxxvii.	Committed Whole Loan U/W Stabilized NCF DSCR,
xxxviii.	Trust Asset U/W NOI DY,
xxxix.	Trust Asset U/W NCF DY,
xl.	Committed Whole Loan U/W NOI DY,
xli.	Committed Whole Loan U/W NCF DY,

Attachment A Page 11 of 14

17. (continued)

xlii.	Trust Asset U/W Stabilized NOI DY,
xliii.	Trust Asset U/W Stabilized NCF DY,
xliv.	Committed Whole Loan U/W Stabilized NOI DY,
xlv.	Committed Whole Loan U/W Stabilized NCF DY,
xlvi.	Trust Asset Most Recent NOI DY,
xlvii.	Trust Asset Most Recent NCF DY,
xlviii.	Underwritten Economic Occupancy,
xlix.	Underwritten Revenues ($),
l.	Underwritten Expenses ($),
li.	Underwritten NOI ($),
lii.	Underwritten Capital Items ($),
liii.	Underwritten Net Cash Flow ($),
liv.	Underwritten Stabilized Revenues ($),
lv.	Underwritten Stabilized Expenses ($),
lvi.	Underwritten Stabilized NOI ($),
lvii.	Underwritten Stabilized Capital Items ($),
lviii.	Underwritten Stabilized Net Cash Flow ($),
lix.	Underwritten Stabilized Economic Occupancy,
lx.	Trust Asset Most Recent NOI DSCR,
lxi.	Trust Asset Most Recent NCF DSCR,
lxii.	Most Recent Revenues,
lxiii.	Most Recent Total Expenses,
lxiv.	Most Recent NOI,
lxv.	Most Recent Capital Expenses,
lxvi.	Most Recent NCF,
lxvii.	Second Most Recent Revenues,
lxviii.	Second Most Recent Expenses,
lxix.	Second Most Recent NOI,
lxx.	Second Most Recent Capital Expenses,
lxxi.	Second Most Recent NCF,
lxxii.	Third Most Recent Revenues,
lxxiii.	Third Most Recent Expenses,
lxxiv.	Third Most Recent NOI,
lxxv.	Third Most Recent Capital Expenses,
lxxvi.	Third Most Recent NCF,
lxxvii.	Initial Tax Escrow,
lxxviii.	Monthly Tax Escrow,
lxxix.	Initial Insurance Escrow,
lxxx.	Monthly Insurance Escrow,
lxxxi.	Upfront CapEx Escrow,
lxxxii.	Monthly Replacement Reserve Amount,
lxxxiii.	Initial TI/LC Amount,
lxxxiv.	Monthly TI/LC Reserve,
lxxxv.	Initial Debt Service Escrow,
lxxxvi.	Monthly Debt Service Escrow,
lxxxvii.	Current Debt Service Escrow Balance,

Attachment A Page 12 of 14

17. (continued)

lxxxviii.	Environmental Escrow,
lxxxix.	Other Escrow (Initial),
xc.	Hold Back,
xci.	As-is Appraised Value ($) and
xcii.	Stabilized Appraised Value ($)
characteristics.

Greystone, on behalf of the Issuer, instructed us to use the sum of the Mortgage Loans or Whole Loans, as applicable, for the purpose of recalculating the “Total/Weighted Average” information related to the:
a.	Units,
b.	Trust Asset Cut-off Date Balance,
c.	% of Initial Pool Balance,
d.	Committed Whole Loan Annual Debt Service,
e.	Trust Asset Annual Debt Service,
f.	Trust Asset Original Balance,
g.	Committed Whole Loan Original Balance,
h.	Committed Whole Loan Cut-off Date Balance,
i.	Trust Asset Current Maturity Date Balance,
j.	Committed Whole Loan Current Maturity Date Balance,
k.	Underwritten Revenues ($),
l.	Underwritten Expenses ($),
m.	Underwritten NOI ($),
n.	Underwritten Capital Items ($),
o.	Underwritten Net Cash Flow ($),
p.	Underwritten Stabilized Revenues ($),
q.	Underwritten Stabilized Expenses ($),
r.	Underwritten Stabilized NOI ($),
s.	Underwritten Stabilized Capital Items ($),
t.	Underwritten Stabilized Net Cash Flow ($),
u.	Most Recent Revenues,
v.	Most Recent Total Expenses,
w.	Most Recent NOI,
x.	Most Recent Capital Expenses,
y.	Most Recent NCF,
z.	Second Most Recent Revenues,
aa.	Second Most Recent Expenses,
bb.	Second Most Recent NOI,
cc.	Second Most Recent Capital Expenses,
dd.	Second Most Recent NCF,
ee.	Third Most Recent Revenues,
ff.	Third Most Recent Expenses,
gg.	Third Most Recent NOI,
hh.	Third Most Recent Capital Expenses,
ii.	Third Most Recent NCF,
jj.	Initial Tax Escrow,
kk.	Monthly Tax Escrow,

Attachment A Page 13 of 14

17. (continued)

ll.	Initial Insurance Escrow,
mm.	Monthly Insurance Escrow,
nn.	Upfront CapEx Escrow,
oo.	Monthly Replacement Reserve Amount,
pp.	Initial TI/LC Amount,
qq.	Monthly TI/LC Reserve,
rr.	Initial Debt Service Escrow,
ss.	Monthly Debt Service Escrow,
tt.	Current Debt Service Escrow Balance,
uu.	Environmental Escrow,
vv.	Other Escrow (Initial),
ww.	Hold Back,
xx.	As-is Appraised Value ($) and
yy.	Stabilized Appraised Value ($)
characteristics.

Greystone, on behalf of the Issuer, instructed us to use the weighted average of the Mortgage Loans, weighted by the “Trust Asset Cut-off Date Balance,” for the purpose of recalculating the “Total/Weighted Average” information related to the:
a.	Trust Asset Margin,
b.	Administrative Fee Rate %,
c.	Net Trust Asset Margin %,
d.	Trust Asset Loan Per Unit,
e.	Initial Term (Excluding Extensions),
f.	Current Term (Including Exercised Extension Options),
g.	Fully Extended Term,
h.	Remaining Term to Current Maturity Date,
i.	Remaining Term to Fully Extended Maturity Date,
j.	Seasoning,
k.	Cut-off Date Trust Asset As-Is LTV,
l.	Cut-off Date Trust Asset Adjusted As-Is LTV,
m.	Maturity Trust Asset As-Stabilized LTV,
n.	Trust Asset U/W NOI DSCR,
o.	Trust Asset U/W NCF DSCR,
p.	Trust Asset U/W Stabilized NOI DSCR,
q.	Trust Asset U/W Stabilized NCF DSCR,
r.	Trust Asset U/W NOI DY,
s.	Trust Asset U/W NCF DY,
t.	Trust Asset U/W Stabilized NOI DY,
u.	Trust Asset U/W Stabilized NCF DY,
v.	Underwritten Economic Occupancy,
w.	Underwritten Stabilized Economic Occupancy,
x.	Trust Asset Most Recent NOI DSCR,
y.	Trust Asset Most Recent NCF DSCR,
z.	Trust Asset Most Recent NOI DY and
aa.	Trust Asset Most Recent NCF DY
characteristics.

Attachment A Page 14 of 14

17. (continued)

Greystone, on behalf of the Issuer, instructed us to use the weighted average of the Whole Loans, weighted by the “Committed Whole Loan Cut-off Date Balance,” for the purpose of recalculating the “Total/Weighted Average” information related to the:
a.	Committed Whole Loan Margin,
b.	Committed Whole Loan Loan Per Unit,
c.	Cut-off Date Committed Whole Loan As-Is LTV,
d.	Cut-off Date Committed Whole Loan Adjusted As-Is LTV,
e.	Maturity Committed Whole Loan As-Stabilized LTV,
f.	Committed Whole Loan U/W NOI DSCR,
g.	Committed Whole Loan U/W NCF DSCR,
h.	Committed Whole Loan U/W Stabilized NOI DSCR,
i.	Committed Whole Loan U/W Stabilized NCF DSCR,
j.	Committed Whole Loan U/W NOI DY,
k.	Committed Whole Loan U/W NCF DY,
l.	Committed Whole Loan U/W Stabilized NOI DY,
m.	Committed Whole Loan U/W Stabilized NCF DY,

Greystone, on behalf of the Issuer, instructed us to use the weighted average of the Mortgage Loans, weighted by the “Units,” for the purpose of recalculating the “Total/Weighted Average” information related to the “Most Recent Occupancy” characteristic.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
MSA	FFIEC Screenshot
Property Type	Appraisal Report
Property Sub-type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Notes 2 and 3)	Appraisal Report, Engineering Report or Asset Summary Report
Units (see Note 2)	Borrower Rent Roll or Appraisal Report
Unit Type	Borrower Rent Roll or Appraisal Report
Q3 2016 Occupancy (see Notes 2 and 4)	Appraisal Report or Borrower Rent Roll
Q3 2016 Occupancy Date	Appraisal Report or Borrower Rent Roll
Most Recent Occupancy (see Notes 2 and 4)	Appraisal Report or Borrower Rent Roll
Most Recent Occupancy Date	Appraisal Report or Borrower Rent Roll

Third Party Information:

Characteristic	Source Document
As-is Appraised Value ($) (see Note 5)	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 5)	Appraisal Report
Stabilized Appraised Value ($) (see Note 5)	Appraisal Report
As-Stabilized Appraised Valuation Date (see Note 5)	Appraisal Report
Appraisal FIRREA Compliant	Appraisal Report
Engineering Report Date	Engineering Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Date (see Note 6)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 6)	Certificate of Environmental Insurance

Exhibit 1 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document
Seismic Report Date (see Note 6)	Seismic Report
Seismic PML% (see Note 6)	Seismic Report

Underwriting Information: (see Note 7)

Characteristic	Source Document(s)
Underwritten Revenues ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Capital Items ($)	Underwriting Summary
Underwritten Net Cash Flow ($)	Underwriting Summary
Underwritten Economic Occupancy	Underwriting Summary
Underwritten Stabilized Revenues ($)	Underwriting Summary
Underwritten Stabilized Expenses ($)	Underwriting Summary
Underwritten Stabilized NOI ($)	Underwriting Summary
Underwritten Stabilized Capital Items ($)	Underwriting Summary
Underwritten Stabilized Net Cash Flow ($)	Underwriting Summary
Underwritten Stabilized Economic Occupancy	Underwriting Summary
Underwritten Stabilized Net Cash Flow Year (see Note 2)	Underwriting Summary or Asset Summary Report
Third Most Recent Period Description	Historical Operating Statement or Appraisal Report
Third Most Recent Revenues	Historical Operating Statement or Appraisal Report
Third Most Recent Expenses	Historical Operating Statement or Appraisal Report
Third Most Recent NOI	Historical Operating Statement or Appraisal Report
Third Most Recent Capital Expenses	Historical Operating Statement or Appraisal Report
Third Most Recent NCF	Historical Operating Statement or Appraisal Report
Third Most Recent Occupancy	Borrower Rent Roll, Historical Occupancy Report or Appraisal Report
Second Most Recent Period Description (see Notes 2 and 8)	Historical Operating Statement or Appraisal Report
Second Most Recent Revenues (see Note 8)	Historical Operating Statement or Appraisal Report
Second Most Recent Expenses (see Note 8)	Historical Operating Statement or Appraisal Report
Second Most Recent NOI (see Note 8)	Historical Operating Statement or Appraisal Report
Second Most Recent Capital Expenses (see Note 8)	Historical Operating Statement or Appraisal Report
Second Most Recent NCF (see Note 8)	Historical Operating Statement or Appraisal Report
Second Most Recent Occupancy	Borrower Rent Roll, Historical Occupancy Report or Appraisal Report

Exhibit 1 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Documents
Most Recent Revenues (see Note 9)	Most Recent Operating Statement or Quarterly Adjusted Calculations Report
Most Recent Total Expenses (see Note 9)	Most Recent Operating Statement or Quarterly Adjusted Calculations Report
Most Recent NOI (see Note 9)	Most Recent Operating Statement or Quarterly Adjusted Calculations Report
Most Recent Capital Expenses (see Note 9)	Most Recent Operating Statement or Quarterly Adjusted Calculations Report
Most Recent NCF (see Note 9)	Most Recent Operating Statement or Quarterly Adjusted Calculations Report

Reserve and Escrow Information:

Characteristic	Source Documents
Initial Tax Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Tax Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement or Loan Modification Agreement
Initial Insurance Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Insurance Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement or Loan Modification Agreement
Upfront CapEx Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
CapEx - Required Completion Timeline	Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserve Amount	Settlement Statement, Loan Agreement or Loan Modification Agreement
Capital Improvement Reserve Cap	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Capital Improvement Reserve (If applicable)	Loan Agreement or Loan Modification Agreement
Initial TI/LC Amount	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing TI/LC Reserve (if applicable)	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Documents
Initial Debt Service Escrow	Interest Reserve and Security Agreement, Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Escrow	Interest Reserve and Security Agreement, Settlement Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap	Interest Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Debt Service Escrow Balance	Current Debt Service Escrow Balance Support Document
Environmental Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Other Escrow (Initial) (see Note 10)	Settlement Statement, Loan Agreement or Loan Modification Agreement
Other Escrow (Monthly) (see Note 10)	Settlement Statement, Loan Agreement or Loan Modification Agreement
Other Escrow Cap (see Note 10)	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Other Escrow (if applicable) (see Note 10)	Loan Agreement or Loan Modification Agreement
Other Escrow Reserve Description (see Note 10)	Settlement Statement, Loan Agreement or Loan Modification Agreement
Hold Back	Settlement Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan and Whole Loan Information:

Characteristic	Source Documents

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Loan Sponsor	Loan Agreement or Loan Modification Agreement
Trust Asset Original Balance	Promissory Note, Loan Agreement or Loan Modification Agreement
Future Funding Original Balance	Loan Agreement or Loan Modification Agreement
Committed Whole Loan Original Balance (see Note 11)	Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 2)	Loan Agreement or Loan Modification Agreement
Initial Maturity Date	Loan Agreement or Loan Modification Agreement
Current Maturity Date	Loan Agreement, Loan Modification Agreement or Loan Extension Confirmation Notice
Initial Term Extension Options (Yes/No)	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Mortgage Loan and Whole Loan Information: (continued)

Characteristic	Source Document(s)

Initial Term Extension Options Description (see Note 12)	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Loan Agreement or Loan Modification Agreement
Exit Fees	Loan Agreement or Loan Modification Agreement
Payment Day of Month	Loan Agreement or Loan Modification Agreement
Loan Type	Loan Agreement or Loan Modification Agreement
LIBOR Floor	Loan Agreement or Loan Modification Agreement
LIBOR Cap (see Note 6)	Interest Rate Cap Agreement
Trust Asset Margin	Loan Agreement or Loan Modification Agreement
Committed Whole Loan Margin	Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Loan Agreement or Loan Modification Agreement
Amortization Type (During Initial Term and Extended Term) (see Notes 10 and 13)	Loan Agreement or Loan Modification Agreement
Prepayment String Through Current Maturity Date (see Notes 2, 14, 15, 16 and 17)	Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty	Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty Description	Loan Agreement or Loan Modification Agreement
Number of Assumptions Allowed	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Free Release Conditions	Loan Agreement or Loan Modification Agreement
Partial Collateral Release (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Collateral Release Description	Loan Agreement or Loan Modification Agreement
Substitution Allowed (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Loan Agreement or Loan Modification Agreement
Loan Purpose	Settlement Statement, Loan Agreement or Loan Modification Agreement
Portfolio Cross Release Conditions	Cross Collateralization Agreement
Lien Position	Title Policy
Ownership Interest	Title Policy
Special Purpose Entity	Loan Agreement or Loan Modification Agreement
Borrower Non-Consolidation Opinion	Non-Consolidation Opinion
TIC	Loan Agreement, Loan Modification Agreement or Tenant-in-Common Agreement
DST	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement
Lockbox Type	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Cash Management (If applicable)	Loan Agreement or Loan Modification Agreement
Companion Future Funding Trigger / Requirement	Loan Agreement or Loan Modification Agreement
Form of Remaining Permitted Additional Debt	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Notes:
1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State
characteristics, Greystone, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.
For the Mortgage Loans listed in Table A1, Greystone, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

Retreat Apartments	Year Renovated	N/A	2011-2015

Waterfront Apartments	Units Q3 2016 Occupancy Most Recent Occupancy	287 92.7% 91.3%	288 92.4% 91.0%

Monte Carlo Apartments	Units Second Most Recent Period Description	593 N/A	592 TTM 3/31/2015

Berryhill Apartments	Underwritten Stabilized Net Cash Flow Year	N/A	2016

Baywood Park Apartments	First Payment Date	7/1/2016	8/1/2016

Enclave Apartments	Prepayment String Through Current Maturity Date	L(6); PF(5); O(13)	L(6); PF(6); O(12)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Greystone, on behalf of the Issuer.

3.
For the purpose of comparing the “Year Renovated” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Berryhill Apartments,” Greystone, on behalf of the Issuer, provided us with a PDF file labeled “Berryhill Apartments - Concept Meeting Package Final.pdf” and instructed us to use this file as the Source Document.

4.
For the purpose of comparing the “Q3 2016 Occupancy” and “Most Recent Occupancy” characteristics, Greystone, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin,” or “down” in the applicable Source Document(s) as vacant.

Exhibit 1 to Attachment A

Notes: (continued)

5.	For each Mortgage Loan listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan	Appraised Value Description	Appraised Value	Date of Appraised Value

Clark Place
As-Is Appraised Value Descriptions:
As-is Market Value (122 units)
As-is Market Value (127 units)

Stabilized Appraised Value Descriptions:
Prospective Value Upon Completion/Stabilization (127 Units)
Hypothetical Value as if Completed/Stabilized (127 Units)
		$34,000,000 $35,400,000 $45,000,000 $43,900,000	10/20/2016 10/20/ 2016 11/1/ 2018 10/20/2016

Emerald Bay	As-Is Appraised Value Descriptions: Hypothetical As Is Market Rent Hypothetical As Is LIHTC	$19,875,000 $17,090,000	10/3/2016 10/3/2016
	Stabilized Appraised Value Descriptions: Prospective As If Stabilized Market Rent Prospective As If Stabilized LIHTC	$20,650,000 $18,370,000	10/3/2017 10/3/2017

For each Mortgage Loan listed in Table A2, Greystone, on behalf of the Issuer, instructed us to use the applicable information in Table A3 for the “As-is Appraised Value ($),” “Date of Appraisal (Valuation Date),” ”Stabilized Appraised Value ($)” and “As-Stabilized Appraised Valuation Date” characteristics.

Table A3:
Mortgage Loan	As-Is Appraised Value ($)	Date of Appraisal (Valuation Date)	Stabilized Appraised Value ($)	As-Stabilized Appraised Valuation Date

Clark Place	$35,400,000	10/20/2016	$45,000,000	11/1/2018

Emerald Bay	$17,090,000	10/3/2016	$18,370,000	10/3/2017

Exhibit 1 to Attachment A

Notes: (continued)

6.
Greystone, on behalf of the Issuer, instructed us to perform procedures on the “Phase II Date” characteristic only for Mortgaged Properties (if any) that contained a phase II environmental report Source Document in the related loan file.

For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, Greystone, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

Greystone, on behalf of the Issuer, instructed us to perform procedures on the:
a.	Seismic Report Date and
b.	Seismic PML %
characteristics only for Mortgaged Properties (if any) that contained a seismic report Source Document in the related loan file.

Greystone, on behalf of the Issuer, instructed us to perform procedures on the “LIBOR Cap” characteristic only for Mortgage Loans (if any) that contained an interest rate cap agreement Source Document in the related loan file.

7.	For the purpose of comparing the “Underwriting Information” characteristics, Greystone, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

8.
For the Mortgage Loan identified on the Preliminary Data File as “Arborwood Park” (the “Arborwood Park Mortgage Loan”), Greystone, on behalf of the Issuer, instructed us to annualize the trailing-10 month cash flow values shown in the Microsoft Excel data file labeled “Arborwood 02-16 T12.xlsm” that was provided by Greystone, on behalf of the Issuer, for the purpose of comparing the:

a.	Second Most Recent Revenues,
b.	Second Most Recent Expenses,
c.	Second Most Recent NOI,
d.	Second Most Recent Capital Expenses and
e.	Second Most Recent NCF
characteristics.

For the Arborwood Park Mortgage Loan, Greystone, on behalf of the Issuer, instructed us to use “T10 2/29/2016 Ann.” for the “Second Most Recent Period Description” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the:
a.	Most Recent Revenues,
b.	Most Recent Total Expenses,
c.	Most Recent NOI,
d.	Most Recent Capital Expenses and
e.	Most Recent NCF
characteristics for each Mortgage Loan on the Preliminary Data File (except for the Mortgage Loans described in the succeeding paragraphs of this Note 9, Greystone, on behalf of the Issuer, instructed us to annualize the related cash flow values provided in the applicable Source Document(s) based on the applicable information related to revenues and expenses provided by Greystone, on behalf of the Issuer, as described in the “As of” characteristic for the related Mortgage Loan.

For the Mortgage Loan identified on the Preliminary Data File as “Emerald Bay,” Greystone, on behalf of the Issuer, instructed us to use the underwritten cash flow values provided in the underwriting summary Source Document for the purpose of comparing the:
a.	Most Recent Revenues,
b.	Most Recent Total Expenses,
c.	Most Recent NOI,
d.	Most Recent Capital Expenses and
e.	Most Recent NCF
characteristics.

For the Mortgage Loan identified on the Preliminary Data File as “Clark Place” (the “Clark Place Mortgage Loan”), which has the “Units” characteristic as “133,” Greystone, on behalf of the Issuer, instructed us to use the underwritten cash flow values (the “Underwritten Cash Flows”) provided in the underwriting summary Source Document that was provided by Greystone, on behalf of the Issuer, for the purpose of comparing the:
a.	Most Recent Revenues,
b.	Most Recent Total Expenses,
c.	Most Recent NOI,
d.	Most Recent Capital Expenses and
e.	Most Recent NCF
characteristics.  Greystone, on behalf of the Issuer, instructed us to prorate the Underwritten Cash Flows, which were underwritten based on 127 units, to be based on 133 units .

Exhibit 1 to Attachment A

Notes: (continued)

10.	For the Mortgage Loans identified on the Preliminary Data File as:
a.	Monte Carlo Apartments,
b.	Villa Espada,
c.	Meadow Wood Apartments,
d.	Highland Lakes,
e.	Forest Pointe Apartments,
f.	Polo Club Apartments,
g.	Enclave Apartments,
h.	Las Terrazas Apartments,
i.	Harbour Club Apartments,
j.	Arborwood Park,
k.	Elton Park Apartments,
l.	Greentree Apartments,
m.	Baywood Park Apartments and
n.	Woodstream Apartments,
the related loan agreement or loan modification agreement Source Document, as applicable, describes amortizing monthly principal payments being due upon certain trigger conditions being met.  Greystone, on behalf of the Issuer, indicated that, once triggered, the amortizing monthly principal payments described in the applicable Source Document are deposited into a lender‑controlled escrow account and would not be immediately or directly applied toward paying down the outstanding principal balance of the applicable Mortgage Loan.

For the Mortgage Loans listed in a. through n. in the preceding paragraph, Greystone, on behalf of the Issuer, instructed us to:
i.	Use “0” for the “Other Escrow (Initial)” characteristic,
ii.	Use “Springing” for the “Other Escrow (Monthly)” characteristic,
iii.	Use “None” for the “Other Escrow Cap” characteristic,
iv.
Use the description of the springing monthly principal payment information and trigger conditions related to each Mortgage Loan, as described in the applicable Source Document, for the “Terms/Description of Springing Other Escrow (if applicable)” characteristic,

v.	Use “Principal Reserve Payments (Springing)” for the “Other Escrow Reserve Description” characteristic and
vi.	Use “Interest Only” for the “Amortization Type (During Initial Term and Extended Term)” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

11.	For the Clark Place Mortgage Loan, Greystone, on behalf of the Issuer, instructed us to use the sum of the:
a.	Trust Asset Original Balance and
b.	Future Funding Original Balance
for the purpose of comparing the “Committed Whole Loan Original Balance” characteristic.

For all other Mortgage Loans on the Preliminary Data File, Greystone, on behalf of the Issuer, instructed us to use the “Trust Asset Original Balance” for the “Committed Whole Loan Original Balance” characteristic.

12.	For the Mortgage Loan identified on the Preliminary Data File as “Emerald Bay” (the “Emerald Bay Mortgage Loan”), the loan agreement Source Document contains the following defined terms:

First Extended Maturity Date: The first day of May, 2019

Loan Term: Twenty-four months with two six month extensions, if applicable

Maturity Date: The first day of December, 2018, or any earlier date on which the unpaid principal balance of the Mortgage Loan becomes due and payable by acceleration or otherwise. The Maturity Date may be extended by two (2) six (6)-month extensions

Second Extended Maturity Date: The first day of December, 2019

For the purpose of comparing the “Initial Term Extension Options Description” characteristic, Greystone, on behalf of the Issuer, instructed us to assume that there are two 6-month extension options.

13.
For the Mortgage Loans identified on the Preliminary Data File as “Villa Espada” (the “Villa Espada Mortgage Loan”) and “Woodstream Apartments” (the “Woodstream Apartments Mortgage Loan”), the related loan agreement Source Documents contain the following defined terms:

Amortization Type: Partial Interest Only

Interest Only Term: 18 months; provided, however, if the NCF Test has been satisfied, 24 months, plus any applicable extension option periods

Exhibit 1 to Attachment A

Notes: (continued)

13. (continued)

Greystone, on behalf of the Issuer, indicated that the Villa Espada Mortgage Loan and Woodstream Apartments Mortgage Loan each require monthly payments of interest only, and that amortizing principal payments are required only if the related borrower is unable to satisfy the “NCF Test,” as described in the related loan agreement Source Document.  Greystone, on behalf of the Issuer, indicated that such amortizing principal payments, if received, would be deposited into a lender‑controlled escrow account and would not be immediately or directly applied toward paying down the outstanding principal balance of the related Mortgage Loan.

For the Villa Espada Mortgage Loan and Woodstream Apartments Mortgage Loan, Greystone, on behalf of the Issuer, instructed us to use “Interest Only” for the “Amortization Type (During Initial Term and Extended Term)” characteristic.

14.
For the purpose of comparing the “Prepayment String Through Current Maturity Date” characteristic, Greystone, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document(s), will be due as a payment date in the open period.

Greystone, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable “Prepayment Period,” as described in the applicable Source Document(s), are prepayment fees and instructed us to include the time period during which these fees apply, as applicable, for the purpose of comparing the “Prepayment String Through Current Maturity Date” characteristic.

15.	For certain Mortgage Loans (the “Specified Due Date Mortgage Loans”), the applicable Source Document:
a.
Indicates that, “prior to” a monthly payment due date (the “Specified Due Date”), the related borrower may not voluntarily prepay all or any portion of the outstanding principal balance of the related Mortgage Loan,

b.	Indicates that, “after” the Specified Due Date, the related borrower may voluntarily prepay the outstanding principal balance of the related Mortgage Loan in full and
c.	Does not indicate whether voluntary prepayment is permitted on the Specified Due Date.

For the purpose of comparing the “Prepayment String Through Current Maturity Date” characteristic, Greystone, on behalf of the Issuer, instructed us to assume that the Specified Due Date related to each Specified Due Date Mortgage Loan is in the prepayment lockout period.

Exhibit 1 to Attachment A

Notes: (continued)

16.
For certain Mortgage Loans, the applicable Source Document contains a definition for the “Prepayment Lockout Period,” which is defined as “The first twelve (12) months of the term of the Mortgage Loan.”  For the purpose of comparing the “Prepayment String Through Current Maturity Date” characteristic, Greystone, on behalf of the Issuer, instructed us to assume that the term of the Mortgage Loan begins on the “Note Date” of the related Mortgage Loan.

17.
For the Mortgage Loan identified on the Preliminary Data File as “Camelot Apartments” (the “Camelot Apartments Mortgage Loan”), the loan agreement Source Document contains a definition for the “Prepayment Premium Release Date,” which is defined as “[October 31], 2016.”  For the purpose of comparing the “Prepayment String Through Current Maturity Date” characteristic for the Camelot Apartments Mortgage Loan, Greystone, on behalf of the Issuer, instructed us to ignore the brackets around “[October 31]” and assume that the defined term, as stated in the loan agreement Source Document, is final.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by Greystone, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Loan / Property Name
Loan or Property
# of Properties
As of
Seismic Insurance Required (Y/N)
Interest accrual period start
Interest accrual period end
Original Amortization Term
Remaining Amortization Term
Recourse (Y/N)?
Pari Passu/B-Note/Mezz Debt In Place? (Y/N/Description)
Ground Lease (Y/N)
Ground Lease Subordinate
Ground Lease Expiration
Ground Lease Extension Options
Ground Lease Expiration Date with Extension Options
Notice and Cure Rights
Annual Ground Lease Payment
Annual Ground Rent Increases
Maximum Number of TICs
Loan Cross Portfolio Name
Repeat Greystone Sponsor
Trustee Fee %
Servicing Fee %

Note:   We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.